Goodwill and Intangible Assets (Tables)	3 Months Ended
Mar. 31, 2015
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill by Segment and Changes in Carrying Amount of Goodwill

The following table presents goodwill by operating segment as of March 31, 2015 and December 31, 2014 and changes in the carrying amount of goodwill (in thousands):

	Premises	Credentials	Identity	All Other	Total
Balance at December 31, 2014	$7,783	$—	$1,070	$—	$8,853
Currency translation adjustment	—	—	(106)	—	(106)
Balance at March 31, 2015	$7,783	$—	$964	$—	$8,747

Summary of Gross Carrying Amount and Accumulated Amortization for Intangible Assets Resulting from Acquisitions

The following table summarizes the gross carrying amount and accumulated amortization for intangible assets resulting from acquisitions (in thousands):

	Existing	Customer	Trade
	Technology	Relationship	Name	Total
Amortization period (in years)	11.75	4.0 – 11.75	1.0

Gross carrying amount at December 31, 2014	$4,600	$10,701	$570	$15,871
Accumulated amortization	(1,914)	(4,657)	(570)	(7,141)

Intangible Assets, net at December 31, 2014	$2,686	$6,044	$—	$8,730

Gross carrying amount at March 31, 2015	$4,600	$10,665	$570	$15,835
Accumulated amortization	(2,026)	(4,872)	(570)	(7,468)

Intangible Assets, net at March 31, 2015	$2,574	$5,793	$—	$8,367

Amortization Expense Included in Consolidated Statements of Operations

The following table illustrates the amortization expense included in the condensed consolidated statements of operations for the three months ended March 31, 2015 and 2014, respectively (in thousands):

	Three Months Ended
	March 31,
	2015	2014
Cost of revenue	$112	$112
Selling and marketing	252	251
Total	$364	$363

Estimated Future Amortization Expense of Purchased Intangible Assets with Definite Lives

The estimated annual future amortization expense for purchased intangible assets with definite lives over the next five years is as follows (in thousands):

2015 (remaining nine months)	$1,092
2016	1,455
2017	1,455
2018	1,455
2019	1,455
Thereafter	1,455
Total	$8,367